Issued Capital, Equity Compensation and Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs December 31, 2016	490
Granted	1,589
Converted into common shares	(521)
Cancelled	(8)
Balance, RSUs December 31, 2017	1,550
Converted into common shares	(123)
Granted	246
Forfeited	(5)
Balance, RSUs December 31, 2018	1,668

Summary of Changes to Number of Deferred Share Units

During the year ended December 31, 2018 the Company granted 87 DSUs with the total estimated fair value of $497 to the Company’s independent directors in lieu of payment of directors’ fees.

Number of DSUs (in 000's)
Balance, DSUs December 31, 2016	9
Granted	73
Converted into common shares	(41)
Balance, DSUs December 31, 2017	41
Granted	87
Balance, DSUs December 31, 2018	128

Summary of Fair Value of Stock Options Granted by Using Black-Scholes Option Pricing Model	The fair value of stock options granted are estimated on the date of grant using the Black-Scholes Option Pricing Model with the following assumptions used for the grants made during the period:

January 24, 2018
Number of options granted (‘000’s)	90
Risk-free interest rate	1.8%
Expected life	3
Annualized volatility	73%
Dividend rate	0%
Fair value per stock option granted (CDN$)	4.40
Total fair value of stock options granted (CDN$)	396

Summary of Stock Options Outstanding and Exercisable

Stock options outstanding and exercisable as at December 31, 2018 are as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2018 (in 000's)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CAD$	Number Exercisable as at December 31, 2018 (in 000's)	Weighted Average Exercise Price CAD$
$1.43 - $1.50	929	0.8	1.44	929	1.44
$1.68 - $1.88	327	0.6	1.81	327	1.81
$2.35 - $3.75	790	2.1	2.62	790	2.62
$4.55 - $5.00	1,153	3.2	4.88	1,078	4.88
$8.05 - $12.34	1,953	3.7	8.30	1,442	8.28
	5,152	2.6	5.02	4,566	4.64

Summary of Changes to Stock Options Outstanding

A summary of changes to stock options outstanding is as follows:

	Number of Options (in 000's)	Weighted Average Exercise Price, (CDN$)
Balance, outstanding December 31, 2016	3,424	2.15
Granted	3,085	7.01
Exercised	(1,073)	2.22
Forfeited	(130)	5.20
Balance, outstanding December 31, 2017	5,306	4.85
Granted	90	9.54
Exercised	(176)	(1.59)
Forfeited	(44)	(7.72)
Expired	(24)	(6.23)
Balance, outstanding December 31, 2018	5,152	5.02

Summary of Fair Value of Performance Awards Granted by Using Monte Carlo Simulation Model
August 21, 2018
Number of PSUs granted	699
Correlation coefficient between the peer group companies	13.1%
Risk-free interest rate	2.7%
Dividend rate	0%
Annualized volatility	71.9%
Peer Group average volatility	65.9%
Estimated forfeiture rate	11.6%
Fair value per PSU granted (CDN$)	8.50
Total fair value of PSUs granted, prior to forfeiture rate adjustment (CDN$)	5,945

Summary of Changes to Number of RS-Ps	A summary of changes to the number of outstanding PSUs is as follows:
Number of PSUs (in 000's)
Balance, PSUs December 31, 2017	-
Granted	699
Balance, RSUs December 31, 2018	699

Summary of Changes in Number of Share Purchase Warrants

A summary of the changes in the number of the Company’s share purchase warrants is as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
	(in ‘000’s)	(CDN$)
Balance, December 31, 2016	1,867	4.35
Exercised	(1,687)	4.32
Expired	(180)	4.49
Balance, December 31, 2017 and December 31, 2018	-	-